Trading Advisors (Details)	12 Months Ended	5 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				5 Months Ended	6 Months Ended	3 Months Ended	5 Months Ended	8 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	12 Months Ended	1 Months Ended	2 Months Ended		5 Months Ended		7 Months Ended		10 Months Ended		6 Months Ended	12 Months Ended	18 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2012 C-View [Member]	May 30, 2011 DKR [Member]	Dec. 31, 2012 Krom [Member]	Dec. 31, 2012 Cambridge [Member]	Oct. 09, 2012 Flintlock [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] C-View [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] Altis [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] SSARIS [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Altis [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] EMC [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] EMC [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Graham [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Rabar [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Rabar [Member]	Jan. 31, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Sunrise Capital [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Sunrise Capital [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Aventis [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Blenheim [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] PGR [Member]	Nov. 29, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Eclipse [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Eclipse [Member]	Aug. 30, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] DKR [Member]	May 31, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] DKR [Member]	Aug. 30, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] DKR [Member]	May 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Aspect [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Aspect [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Aspect [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Blackwater [Member]	May 31, 2011 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Campbell [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Campbell [Member]	Oct. 31, 2010 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Dec. 31, 2010 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Sep. 30, 2010 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Oct. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	May 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Jul. 31, 2010 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Oct. 30, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake [Member]	Oct. 30, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] JWH [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Rotella [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Rotella [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Rotella [Member]	May 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton [Member]	Dec. 31, 2011 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name	C-View International Limited ("C-View")		Krom	Cambridge		C-View International Limited	Altis Partners (Jersey) Limited ("Altis")	SSARIS Advisors, LLC ("SSARIS"	Altis Partners (Jersey) Limited		EMC Capital Management, Inc. ("EMC")	Graham Capital Management, L.P. ("Graham")		Northfield Trading L.P. ("Northfield")		Rabar Market Research, Inc. ("Rabar")		Sunrise Capital Management, Inc. ("Sunrise Capital")	Aventis Asset Management LLC	Blenheim Capital Management, L.L.C. ("Blenheim")	PGR Capital L.P.								Aspect Capital Limited ("Aspect")	Blackwater Capital Management LLC		Campbell & Company, Inc. ("Campbell")											Rotella Capital Management, Inc. ("Rotella")				Winton Capital Management Limited ("Winton")
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.1667%		0.1667%	0.125%	0.125%	0.1667%	0.1042%	0.1042%	0.1042%	0.2083%	0.1667%	0.1667%	0.25%	0.1667%	0.2083%	0.1667%	0.25%	0.1667%	0.125%	0.25%	0.0833%	0.1667%	0.25%	0.1458%	0.1667%		0.1667%	0.125%	0.125%	0.1042%	0.25%	0.1667%					0.1667%	0.0833%		0.1667%	0.1667%	0.1667%	0.0833%	0.1667%	0.1667%	0.125%	0.125%	0.1667%
Management fee, annual basis (in hundredths)	2.00%		2.00%	1.50%	1.50%	2.00%	1.25%	1.25%	1.25%	2.50%	2.00%	2.00%	3.00%	2.00%	2.50%	2.00%	3.00%	2.00%	1.50%	3.00%	1.00%	2.00%	3.00%	1.75%	2.00%		2.00%	1.50%	1.50%	1.25%	3.00%	2.00%	1.50%	2.00%	1.00%		2.00%	1.00%	2.00%	2.00%	2.00%	2.00%	1.00%	2.00%	2.00%	1.50%	1.50%	2.00%
Temporarily reduced management fee, annual basis (in hundredths)																																			1.00%	1.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	20.00%	20.00%	15.00%	15.00%	20.00%	20.00%	20.00%	15.00%	20.00%	17.50%	20.00%	20.00%	15.00%	20.00%	17.50%	20.00%	15.00%	20.00%	20.00%	15.00%	20.00%	20.00%	15.00%			20.00%			20.00%	20.00%		20.00%								19.00%	20.00%		20.00%				20.00%